SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 1,202	$ 998
Property, plant and equipment, at fair value	56,262	54,283
Total assets	65,901	64,111
Total borrowings	24,415	24,850
Other liabilities	12,974	12,975
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	518	445
Property, plant and equipment, at fair value	29,804	29,136
Total assets	33,722	33,347
Total borrowings	12,929	12,891
Other liabilities	8,887	8,927
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(56)	(43)
Property, plant and equipment, at fair value	(1,287)	(1,165)
Total assets	(793)	(587)
Total borrowings	(557)	(373)
Other liabilities	(236)	(204)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	740	596
Property, plant and equipment, at fair value	27,745	26,312
Total assets	32,972	31,351
Total borrowings	12,043	12,332
Other liabilities	4,323	4,252
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	122	55
Property, plant and equipment, at fair value	15,452	15,331
Total assets	16,698	16,971
Total borrowings	4,150	4,206
Other liabilities	5,009	5,250
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	30	15
Property, plant and equipment, at fair value	1,843	1,743
Total assets	2,012	1,880
Total borrowings	267	258
Other liabilities	118	99
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	22	14
Property, plant and equipment, at fair value	2,121	1,826
Total assets	2,362	2,036
Total borrowings	608	526
Other liabilities	748	634
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	61	48
Property, plant and equipment, at fair value	3,598	3,563
Total assets	3,964	3,969
Total borrowings	1,259	1,356
Other liabilities	1,111	1,344
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	34	22
Property, plant and equipment, at fair value	425	346
Total assets	484	381
Total borrowings	121	83
Other liabilities	31	15
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	48	56
Property, plant and equipment, at fair value	670	650
Total assets	841	816
Total borrowings	359	358
Other liabilities	210	244
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	16	24
Property, plant and equipment, at fair value	299	294
Total assets	397	399
Total borrowings	219	238
Other liabilities	43	71
Utility-scale solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	93	139
Property, plant and equipment, at fair value	3,006	3,046
Total assets	3,612	3,520
Total borrowings	2,357	2,382
Other liabilities	622	492
Distributed energy & sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	74	72
Property, plant and equipment, at fair value	2,387	2,337
Total assets	3,063	2,794
Total borrowings	928	928
Other liabilities	688	507
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	18	0
Property, plant and equipment, at fair value	3	0
Total assets	289	581
Total borrowings	2,661	2,556
Other liabilities	$ 307	$ 271